Summary of significant accounting policies - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	$ 80,778	$ 96,488
China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	6,952	16,145
Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	53,838	54,003
Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	2,245	4,408
RMB | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	3,689	13,946
RMB | Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	7	6
US dollar | United States
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	17,743	21,932
US dollar | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	3,186	2,144
US dollar | Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	52,624	51,027
SGD | Singapore
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	1,207	2,970
Other Currency | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	$ 77	$ 55